Employee Benefits (Details 2) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2009 employee	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure
Percentage of the Company's projected benefit obligation		94.00%
U.S. Pension Plan
Defined Benefit Plan Disclosure
Employees affected due to a change in pension plan	6,000
Change in projected benefit obligation
Balance at the beginning of the Period		$ 2,376	$ 2,139
Interest cost		122	124	125
Actuarial loss (gain)		51	34
Benefit payments		(115)	(111)
Change in discount rate		223	190
Balance at the end of the period		2,657	2,376	2,139
Accumulated benefit obligation at end of year		2,657	2,376
Change in fair value of plan assets
Balance at the beginning of the period		1,244	1,153
Actual return on plan assets		83	175
Employer contributions		113	27
Benefit payments		(115)	(111)
Balance at the end of the period		1,325	1,244	1,153
Market related value at the end of the year		1,410	1,380
Funded status		(1,332)	(1,132)
Unrecognized loss (gain)		1,480	1,200
Net amount recognized		148	68
International Pension Plan
Change in projected benefit obligation
Balance at the beginning of the Period		4,812	4,500
Service cost		19	15	18
Interest cost		267	249	236
Participant contributions		1	1
Plan amendment		12
Plan transfer and acquisitions		17	203
Actuarial loss (gain)		(32)	(101)
Benefit payments		(181)	(183)
Change in discount rate		651	260
Foreign currency translation		17	(132)
Balance at the end of the period		5,583	4,812	4,500
Accumulated benefit obligation at end of year		5,508	4,737
Change in fair value of plan assets
Balance at the beginning of the period		4,288	3,753
Actual return on plan assets		595	403
Participant contributions		1	1
Employer contributions		364	261
Plan transfer and acquisitions		13	192
Benefit payments		(181)	(183)
Foreign currency translation		8	(139)
Balance at the end of the period		5,098	4,288	3,753
Market related value at the end of the year		5,098	4,288
Funded status		(485)	(524)
Unrecognized prior-service cost (credit)		28	17
Unrecognized loss (gain)		2,109	1,836
Net amount recognized		1,652	1,329
Impact on projected benefit obligation recorded in accumulated other comprehensive loss			124
Canadian pension plan
Defined Benefit Plan Disclosure
Employees that will be affected due to a change in pension plan in 2010			950
U.S. and Canadian Other Post-Retirement Benefits
Change in projected benefit obligation
Accumulated benefit obligation at end of year		134	119
Change in fair value of plan assets
Balance at the end of the period		20	22
Funded status		(114)	(97)
Unrecognized prior-service cost (credit)		(8)	(11)
Unrecognized loss (gain)		25	9
Net amount recognized		$ (97)	$ (99)